Provisions for other liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Tax, labor, civil, administrative and other proceedings
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 72.1	$ 73.7